Rule 497 (k)
                                                             File No. 333-168727



FIRST TRUST                                            FIRST TRUST SERIES FUND
------------------------------------------------------------------------------


                               SUMMARY PROSPECTUS

                                 July 6, 2016




                FIRST TRUST PREFERRED SECURITIES
                AND INCOME FUND                      TICKER SYMBOL

                   Class A                               FPEAX
                   Class C                               FPECX
                   Class F                               FPEFX
                   Class I                               FPEIX
                   Class R3                              FPERX





Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund, including the statement of additional information and most recent reports to shareholders, online at http://www.ftportfolios.com/Retail/MF/MFfundnews.aspx?Ticker=FPEAX. You can also get this information at no cost by calling (800) 621-1675 or by sending an e-mail request to info@ftportfolios.com. If you purchase shares through a financial intermediary (such as a broker/dealer or bank), you can obtain the Fund's prospectus and other information from that financial intermediary. The Fund's prospectus, dated March 1, 2016, as supplemented on March 23, 2016,
June 2, 2016 and July 6, 2016, and statement of additional information, dated March 1, 2016, as supplemented on March 3, 2016, are all incorporated by reference into this Summary Prospectus.



INVESTMENT OBJECTIVE
The First Trust Preferred Securities and Income Fund (the "Fund") seeks to provide current income and total return.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other First Trust mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "Share Classes" on page 15 of this prospectus, "Investment in Fund Shares" on page 17 of this prospectus and "Purchase and Redemption of Fund Shares" on page 52 of the Fund's statement of additional information ("SAI").

SHAREHOLDER FEES
(fees paid directly from your investment)

-----------------------------------------------------------------------------------------------------------------------
                                                    CLASS A        CLASS C        CLASS F        CLASS I       CLASS R3
-----------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases (as a percentage
of offering price)                                  4.50%          None           None           None          None
-----------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of the lesser of purchase
price or redemption proceeds)(1)                    None           1.00%          None           None          None
-----------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Reinvested Dividends                     None           None           None           None          None
-----------------------------------------------------------------------------------------------------------------------
Exchange Fee                                        None           None           None           None          None
-----------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
-----------------------------------------------------------------------------------------------------------------------
                                                    CLASS A        CLASS C        CLASS F        CLASS I       CLASS R3
-----------------------------------------------------------------------------------------------------------------------
Management Fee                                      0.80%          0.80%          0.80%          0.80%         0.80%
-----------------------------------------------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees               0.25%          1.00%          0.15%            --          0.50%
-----------------------------------------------------------------------------------------------------------------------
Other Expenses(2)                                   0.44%          0.35%          0.97%          0.35%         5.26%
-----------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                1.49%          2.15%          1.92%          1.15%         6.56%
-----------------------------------------------------------------------------------------------------------------------
Fee Waivers and Expense Reimbursements(3)          (0.09)%        (0.00)%        (0.62)%        (0.00)%       (4.91)%
-----------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses
After Fee Waivers and Expense Reimbursements(2)     1.40%          2.15%          1.30%          1.15%         1.65%
-----------------------------------------------------------------------------------------------------------------------

  1 For Class A shares purchased at net asset value without a sales charge because the purchase amount exceeded $1 million, where the financial intermediary did not waive the sales commission, a contingent deferred sales charge of 1% is imposed on any redemption within 12 months of purchase. The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.

  2  Expenses have been restated to reflect the current fiscal year.

  3 The Fund's investment advisor and sub-advisor have agreed to waive fees and reimburse expenses through February 28, 2017 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities, and extraordinary expenses) do not exceed 1.15% of the average daily net assets of any class of Fund shares. Total Annual Fund Operating Expenses (excluding 12b-1 distribution and service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities, and extraordinary expenses) will not exceed 1.50% from March 1, 2017 through February 28, 2026. Fees waived or expenses borne by the Fund's investment advisor and sub-advisor are subject to reimbursement by the Fund for up to three years from the date the fee was waived or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund's expenses exceeding the applicable expense limitation in place for the most recent fiscal year for which such expense limitation was in place. Expense limitations may be terminated or modified prior to their expiration only with the approval of the Board of Trustees of the First Trust Series Fund.

EXAMPLE

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's annual operating expenses remain at current levels until February 28, 2017 and then will not exceed 1.50% from March 1, 2017 until February 28, 2026. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

---------------------------------------------------------------------------------------------------------------------
                                           REDEMPTION                                       NO REDEMPTION
---------------------------------------------------------------------------------------------------------------------
SHARE CLASS                   A       C        F       I       R3                A       C        F       I       R3
---------------------------------------------------------------------------------------------------------------------
1 Year                    $  586  $  318   $  132   $  117  $  168           $  586   $  218  $  132  $  117   $  168
---------------------------------------------------------------------------------------------------------------------
3 Years                      891     673      486      365     594              891      673     486     365      594
---------------------------------------------------------------------------------------------------------------------
5 Years                    1,218   1,154      864      633   1,045            1,218    1,154     864     633    1,045
---------------------------------------------------------------------------------------------------------------------
10 Years                   2,142   2,483    1,925    1,398   2,299            2,142    2,483   1,925   1,398    2,299
---------------------------------------------------------------------------------------------------------------------

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 123% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings) in preferred securities and other securities with similar economic characteristics. Securities that have economic characteristics that are similar to preferred securities include certain debt instruments. Such debt instruments are typically issued by corporations, generally in the form of interest bearing notes, or by an affiliated business trust of a corporation, generally in the form of (i) beneficial interests in subordinated debentures or similarly structured securities or (ii) more senior debt securities that pay income and trade in a manner similar to preferred securities. The Fund may also invest in more traditional corporate debt securities and U.S. government securities.

Preferred securities generally pay fixed or adjustable-rate distributions to investors and have preference over common stock in the payment of distributions and the liquidation of a company's assets, but are generally junior to all forms of the company's debt, including both senior and subordinated debt; therefore, the risks and potential rewards of investing in the Fund may at times be similar to the risks and potential rewards of investing in both equity funds and bond funds. Because the issuers of preferred securities are often financial companies, the Fund intends to concentrate (invest at least 25% of its net assets) in the industry or group of industries that comprise the financial sector, which may include banks, thrifts, brokerage firms, broker-dealers, investment banks, finance companies, real estate investment trusts ("REITs") and companies involved in the insurance industry.

Under normal market conditions, the Fund invests at least 60% of its net assets in securities rated investment grade (BBB-/Baa3 or higher) at the time of purchase by at least one independent rating agency, such as Standard & Poor's Ratings Service, a division of The McGraw-Hill Companies, Inc., Moody's Investors Service, Inc., or another nationally recognized statistical rating organization, and unrated securities judged to be of comparable quality by the Fund's sub-advisor. The Fund may invest up to 40% of its net assets in securities rated below investment grade (BB+/Ba1 or lower) at the time of purchase, which are commonly referred to as "high yield" securities or "junk bonds." For securities with a split rating, the highest available rating will be used. In addition, at the time of purchase, at least 80% of the Fund's net assets are issued by issuers that have long-term issuer credit ratings of investment grade by at least one independent rating agency or judged to be of comparable quality by the Fund's sub-advisor, if any issuer is unrated. The Fund may invest in securities of any duration or maturity.

Under normal market conditions, the Fund may invest up to 15% of its net assets in cash and/or cash equivalents. The Fund may invest in securities issued by companies domiciled in the United States, U.S. dollar-denominated depositary receipts, U.S. dollar-denominated foreign securities and non-U.S. dollar-denominated securities. The Fund may invest in Rule 144A Securities, which are generally subject to resale restrictions and may be illiquid.

PRINCIPAL RISKS
You could lose money by investing in the Fund. There can be no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

CONCENTRATION RISK. A fund concentrated in a single industry or sector is likely to present more risks than a fund that is broadly diversified over several industries or sectors. Compared to the broad market, an individual industry or sector may be more strongly affected by changes in the economic climate, broad market shifts, moves in a particular dominant stock, or regulatory changes.

CONVERTIBLE SECURITIES/CONTINGENT CONVERTIBLE SECURITIES RISK. The market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock.

Contingent convertible securities ("CoCos") may provide for mandatory conversion into common stock of the issuer under certain circumstances. Since the common stock of the issuer may not pay a dividend, investors in these instruments could experience a reduced income rate, potentially to zero; and conversion would deepen the subordination of the investor, hence worsening standing in a bankruptcy. In addition, some such instruments have a set stock conversion rate that would cause a reduction in value of the security if the price of the stock is below the conversion price on the conversion date. CoCos may be considered to be high-yield securities (a.k.a. "junk" bonds) and, to the extent a CoCo held by the Fund undergo a write down, the Fund may lose some or all of its original investment in the CoCo. Performance of a CoCo issuer may, in general, be correlated with the performance of other CoCo issuers. As a result, negative information regarding one CoCo issuer may cause a decline in value of other CoCo issuers. Subordinate securities such as CoCos are more likely to experience credit loss than non-subordinate securities of the same issuer - even if the CoCos do not convert to equity securities. Any losses incurred by subordinate securities, such as CoCos, are likely to be proportionately greater than non-subordinate securities and any recovery of principal and interest of subordinate securities may take more time. As a result, any perceived decline in creditworthiness of a CoCo issuer is likely to have a greater impact on the CoCo, as a subordinate security.

CREDIT RISK. Credit risk is the risk that an issuer of a security may be unable or unwilling to make dividend, interest and principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability or willingness to make such payments. Credit risk may be heightened if the Fund invests in high yield or "junk" securities. Such securities, while generally offering higher yields than investment grade debt with similar maturities, involve greater risks, including the possibility of dividend or interest deferral, default or bankruptcy, and are regarded as predominantly speculative with respect to the issuer's capacity to pay dividends or interest and repay principal.

DEPOSITARY RECEIPTS RISK. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert the equity shares into depositary receipts and vice versa. Such restrictions may cause the equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

FINANCIAL COMPANIES RISK. Financial companies are especially subject to the adverse effects of economic recession, currency exchange rates, government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business.

HIGH YIELD SECURITIES RISK. High yield securities, or "junk bonds," are subject to greater market fluctuations and risk of loss than securities with higher investment ratings. These securities are issued by companies that may have limited operating history, narrowly focused operations, and/or other impediments to the timely payment of periodic interest and principal at maturity. If the economy slows down or dips into recession, the issuers of high yield securities may not have sufficient resources to continue making timely payment of periodic interest and principal at maturity. The market for high yield securities is smaller and less liquid than that for investment grade securities. High yield securities are generally not listed on a national securities exchange but trade in the over-the-counter markets. Due to the smaller, less liquid market for high yield securities, the bid-offer spread on such securities is generally greater than it is for investment grade securities and the purchase or sale of such securities may take longer to complete.

ILLIQUID SECURITIES RISK. Illiquid securities involve the risk that the securities will not be able to be sold at the time desired by the Fund or at prices approximately the value at which the Fund is carrying the securities on its books.

INCOME RISK. Income from the Fund's fixed income investments could decline during periods of falling interest rates.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the fixed income securities held by the Fund will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term investments and higher for longer term investments.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

NON-U.S. SECURITIES RISK. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries.

PORTFOLIO TURNOVER RISK. The Fund's investment strategy may frequently involve buying and selling portfolio securities. High portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

PREFERRED SECURITIES RISK. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater credit risk than those debt instruments. Preferred securities are also subject to credit risk, interest rate risk and income risk.

REIT INVESTMENT RISK. Because the Fund invests in REITs, the Fund is subject to the risks associated with investing in real estate, which may include, but are not limited to, fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local operating expenses; and other economic, political or regulatory occurrences affecting companies in the real estate industry. In addition to risks related to investments in real estate generally, investing in REITs involves certain other risks related to their structure and focus, which include, but are not limited to, dependency upon management skills, limited diversification, the risks of locating and managing financing for projects, heavy cash flow dependency, possible default by borrowers, the costs and potential losses of self-liquidation of one or more holdings, the risk of a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages, changes in neighborhood values and appeal to purchasers, the possibility of failing to maintain exemptions from registration under the 1940 Act and, in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility. REITs are also subject to the risk that the real estate market may experience an economic downturn generally, which may have a material effect on the real estate in which the REITs invest and their underlying portfolio securities.

ANNUAL TOTAL RETURN
The bar chart and table below illustrate the annual calendar year returns of the Fund's Class A shares as well as the average annual Fund returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's Class A shares' average annual total returns compare to those of a specialized market index. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. After-tax returns are shown for only Class A shares, and after-tax returns for other Classes will vary. Returns for the market index do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Imposition of the Fund's sales load is not reflected in the bar chart below. If the sales load was reflected, returns would be less than those shown.

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND--TOTAL RETURNS ON CLASS A
SHARES

                     [DATA POINTS REPRESENTED IN BAR CHART]

                     Calendar Year Total Returns as of 12/31

                              Year              %
                             ------         --------
                              2012           16.64%
                              2013           -4.49%
                              2014           10.88%
                              2015            5.18%

During the period shown in the chart above:

                BEST QUARTER                               WORST QUARTER
--------------------------------------------------------------------------------
           6.75% (March 31, 2012)                   -5.29% (September 30, 2013)
--------------------------------------------------------------------------------

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS FOR THE FUND FOR THE PERIODS ENDED DECEMBER 31, 2015

                                                                                                  Since         Inception
                                                                                   1 Year       Inception         Date
---------------------------------------------------------------------------------------------------------------------------
Class A - Return Before Taxes                                                       0.45%        5.47%          2/25/2011
---------------------------------------------------------------------------------------------------------------------------
Class C - Return Before Taxes                                                       3.39%        5.72%          2/25/2011
---------------------------------------------------------------------------------------------------------------------------
Class F - Return Before Taxes                                                       5.34%        6.66%          3/2/2011
---------------------------------------------------------------------------------------------------------------------------
Class I - Return Before Taxes                                                       5.48%        6.91%          1/11/2011
---------------------------------------------------------------------------------------------------------------------------
Class R3 - Return Before Taxes                                                      4.92%        6.11%          3/2/2011
---------------------------------------------------------------------------------------------------------------------------
Class A - Return After Taxes on Distributions                                      -1.83%        3.18%          2/25/2011
---------------------------------------------------------------------------------------------------------------------------
Class A - Return After Taxes on Distributions and Sale of Shares                    0.23%        3.22%          2/25/2011
---------------------------------------------------------------------------------------------------------------------------
BofA Merrill Lynch Fixed Rate Preferred Securities Index
       (reflects no deduction for fees, expenses or taxes)                          7.58%        7.20%          1/11/2011*
---------------------------------------------------------------------------------------------------------------------------
BofA Merrill Lynch U.S. Capital Securities Index
       (reflects no deduction for fees, expenses or taxes)                          0.86%        7.02%          1/11/2011*
---------------------------------------------------------------------------------------------------------------------------
Blended Index(1) (reflects no deduction for fees, expenses or taxes)                4.18%        7.13%          1/11/2011*
---------------------------------------------------------------------------------------------------------------------------

  (1) The Blended Index consists of a 50/50 blend of the BofA Merrill Lynch Fixed Rate Preferred Securities Index and the BofA Merrill Lynch U.S. Capital Securities Index. The Blended Index was added to reflect the diverse allocation of institutional preferred and hybrid securities in the Fund's portfolio. The indexes do not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the performance shown. Indexes are unmanaged and an investor cannot invest directly in an index.

  * Since Inception Index returns are based on inception date of the Class I shares.

MANAGEMENT

  INVESTMENT ADVISOR
  First Trust Advisors L.P. ("First Trust" or the "Advisor")

  INVESTMENT SUB-ADVISOR
  Stonebridge Advisors LLC ("Stonebridge" or the "Sub-Advisor")

  PORTFOLIO MANAGERS
  The following persons are members of Stonebridge's investment committee and serve as the portfolio managers of the Fund:

      o Scott T. Fleming, President and Chief Investment Officer of Stonebridge;

      o Robert Wolf, Senior Vice President, Senior Credit Analyst and Senior Portfolio Manager for Stonebridge; and

      o Danielle Salters, Portfolio Manager and Credit Analyst at Stonebridge.

  The portfolio managers are primarily and jointly responsible for the day-to-day management of the Fund. Each portfolio manager has served as a part of the portfolio management team of the Fund since 2011 except for Ms. Salters, who joined Stonebridge in February 2012, when she began serving as a part of the portfolio management team of the Fund.

PURCHASE AND SALE OF FUND SHARES
You may purchase, redeem or exchange shares of the Fund through a financial advisor on any day the New York Stock Exchange ("NYSE") is open for business. The minimum initial purchase or exchange into the Fund is $2,500 ($750 for a Traditional/Roth IRA account; $500 for an Education IRA account; and $250 for accounts opened through fee-based programs). The minimum subsequent investment is $50. Class I shares are subject to higher minimums for certain investors and Class R3 shares are not subject to any minimums. There are no minimums for purchases or exchanges into the Fund through employer-sponsored retirement plans.

TAX INFORMATION
The Fund's distributions will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case, your distribution will be taxed upon withdrawal from the tax-deferred account. Additionally, a sale of Fund shares is generally a taxable event.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), First Trust and related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.



                                                                    MFPSSP070616